Loans To Customers - Summary of Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (274,012)	¥ (639,501)	¥ (630,848)	¥ (688,378)
Loans and advances to customers	¥ 129,693,954	¥ 211,446,645
Expected credit loss rate	13.23%	12.15%
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Interest receivable	¥ 1,156,870	¥ 2,002,926
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (7,273,833)	¥ (7,062,978)
Expected credit loss rate	5.31%	3.23%
Loans originated by consolidated trust plans [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by microloan lending companies and consumer finance company	¥ 98,194,028	¥ 186,396,992
Loans originated by microloan lending companies and consumer finance company [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by microloan lending companies and consumer finance company	37,616,889	30,109,705
Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(4,433,965)	(4,481,912)
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(1,152,069)	(1,197,126)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (1,687,799)	¥ (1,383,940)